Other liabilities (Detail Textuals 1) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) Year	Dec. 31, 2017 USD ($) Year	Dec. 31, 2016 USD ($)
Disclosure of subsidiaries [line items]
Remeasurement of defined benefit obligation	$ 277	$ 18	$ (307)
Remeasurement of defined benefit obligation before taxes	344	26	403
Taxes relating to remeasurement of defined benefit obligation	$ 67	$ 8	$ 96
Toscana Aeroporti S.p.A.
Disclosure of subsidiaries [line items]
Annual discount rate	1.60%	1.30%
Annual turnover rate	1.50%	1.50%
Annual employee termination benefit increase rate	2.63%	2.63%
Terminal Aeroportuaria Guayaquil S.A. ("TAGSA")
Disclosure of subsidiaries [line items]
Annual discount rate	4.25%	4.02%
Annual turnover rate	10.85%	11.10%
Annual employee termination benefit increase rate	1.78%	1.50%
Annual employee termination benefit | Year	7.25	6.61